Commitments and contingencies (Details) - USD ($) $ in Thousands				1 Months Ended	12 Months Ended
	Jan. 10, 2020	Dec. 12, 2019	Oct. 25, 2018	Jun. 30, 2020	Dec. 31, 2020
Disclosure of contingent liabilities [line items]
Renewal term of leases					5 years
Unrecognized tax benefits					$ 2,900
Accrued interest and penalties on uncertain tax positions					$ 800
Minimum
Disclosure of contingent liabilities [line items]
Term of real estate leases					1 year
Maximum
Disclosure of contingent liabilities [line items]
Term of real estate leases					10 years
Connecticut Arbitration
Disclosure of contingent liabilities [line items]
Cash payments to purchase holder's interest			$ 40,142
Number of SVS issued			4,755,548
Number of additional SVS received by the holders		2,016,859
Florida Litigation | JRF Group
Disclosure of contingent liabilities [line items]
Cash payments to purchase holder's interest	$ 2,500
Number of SVS issued	1,772,062
Florida Litigation | SRC Medical Partners, LLC
Disclosure of contingent liabilities [line items]
Cash payments to purchase holder's interest				$ 0
Number of SVS issued				2,375,000
Damages awarded				$ 0
Cash agreed to be paid for retirement of principal and interest of debt				$ 1,750